2015-RN1_id	Event Level	Exceptions	Comments
2359	3	[3] Initial Application Incomplete [3] Missing Final 1003	Initial application incomplete due to all pages truncated at the bottom, unable to determine if loan complies with SAFE Act requirement.
2332	1